Warrants	12 Months Ended
Jan. 31, 2024
Warrants
Warrants

NOTE 10 – Warrants

As of January 31, 2024, there were 14,254,813 warrants outstanding and 13,747,281 warrants exercisable. The warrants have a weighted average remaining life of 2.47 years and a weighted average exercise price of $0.82 per warrant for one common share. Warrants outstanding on January 31, 2024 and 2023 are as follows:

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2022	2,164,217	1.117
Issued	91,853	0.20
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21

Exercisable, January 31, 2024	13,747,281	0.14

The weighted average intrinsic value for warrants outstanding was $4,593,718 and $0 as of January 31, 2024 and 2023, respectively.

During the year ended January 31, 2024, the Company issued 238,169 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices of $0.59.

During the year ended January 31, 2023, the Company issued 6,649 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices of $0.53.

Extension of Expiration Date

As of February 6, 2023, the Company extended all warrants issued by the Company which expired or will expire during the year 2023. These warrants are extended for an additional three years.